245 Summer Street

Fidelity® Investments

Boston, MA 02210

November 2, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Covington Trust (the trust): File Nos. 033-60973 and 811-07319
Fidelity Clean Energy ETF
Fidelity CLO ETF
Fidelity Cloud Computing ETF
Fidelity Crypto Industry and Digital Payments ETF
Fidelity Electric Vehicles and Future Transportation ETF
Fidelity Enhanced Emerging Markets ETF
Fidelity Enhanced High Yield ETF
Fidelity Enhanced International ETF
Fidelity Enhanced Large Cap Core ETF
Fidelity Enhanced Large Cap Growth ETF
Fidelity Enhanced Large Cap Value ETF
Fidelity Enhanced Mid Cap Core ETF
Fidelity Enhanced Mid Cap Growth ETF
Fidelity Enhanced Mid Cap Value ETF
Fidelity Enhanced Small Cap Core ETF
Fidelity Enhanced Small Cap Growth ETF
Fidelity Enhanced Small Cap Value ETF
Fidelity Enhanced U.S. All-Cap Equity ETF
Fidelity Metaverse ETF
Fidelity Preferred Securities & Income ETF
Fidelity Sustainable High Yield ETF
(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Nicole Macarchuk
Nicole Macarchuk
Secretary of the Trust